Equity - Components of Other Comprehensive Income Included in Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	¥ 26,727	¥ (18,931)	¥ 3,350
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(13,477)	(25,469)	(18,465)
Exchange differences on translating foreign operations	(162,325)	875,050	422,960
Total	(136,758)	893,359	438,092
Non-controlling interests [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	90	186	341
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	155	6	88
Exchange differences on translating foreign operations	(316)	18,893	7,650
Total	¥ (71)	¥ 19,085	¥ 8,079